Note 8 - Fair Value - Fair Value Of Financial Instruments Amortised Cost - Instruments Carried At Cost - Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	€ 676,689	€ 690,059	€ 731,856
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Cash cash balances at central banks and other demand deposits [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	58,024
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Cash cash balances at central banks and other demand deposits [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	0
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Cash cash balances at central banks and other demand deposits [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	172
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial Assets at amortized cost [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	21,419
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial Assets at amortized cost [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	204,619
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial Assets at amortized cost [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	€ 193,819